Profit before tax (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Schedule of expenses

	2025	2024
Profit before tax has been arrived at after charging:
Auditor's remuneration	$135,000	$80,000
Depreciation of property, plant and equipment	1,198,520	1,671,269
Depreciation of right-of-use assets	1,215,689	2,416,122
Amortization of intangible assets	45,000	45,000
Directors' emoluments	—	—
Staff costs	8,089,263	4,996,740